THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
FEBRUARY 14, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
                 CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2006.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005
                Check here if Amendment |X|; Amendment Number: 1
                        This Amendment (Check only one):
                           |_| is a restatement
                           |X| adds new holding entries

Institutional Investment Manager Filing this Report:

Name:         Stark Onshore Management, LLC
Address:      3600 South Lake Drive
              St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Daniel J. McNally
Title:        General Counsel
Phone:        (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally          St. Francis, Wisconsin            May 19, 2006
-----------------------        -------------------------         ---------------
    (Signature)                     (City, State)                    (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total:     $68,846 (thousands)

List of Other Included Managers:            None

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                                                   FORM 13F INFORMATION TABLE
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     Column 1      Column 2   Column 3    Column 4            Column 5             Column 6     Column 7            Column 8
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                   Title of     CUSIP       Value     Shrs or     SH/    Put/     Investment      Other         Voting Authority
                     Class                (X$1000)    Prn Amt     PRN    Call     Discretion    Managers
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                                                                                                            Sole     Shared     None
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Boston Scientific
Corporation        Common    101137107     $12,398     506,250    SH                 Sole                    X
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Boston Scientific
Corporation        Option    101137907     $ 3,061     125,000            Call       Sole                    X
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Guidant
Corporation        Common    401698105     $25,706     397,011    SH                 Sole                    X
------------------------------------------------------------------------------------------------------------------------------------
Guidant
Corporation        Option    401698905     $27,681     165,263            Call       Sole                    X
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